Organization (Tables)	6 Months Ended
Jun. 30, 2025
Organization [Abstract]
Schedule of Principal Subsidiaries

As of the date of this report, the details of the Company’s principal subsidiaries are as follows:

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
Subsidiaries:
Namibox Limited (“Namibox HK”)	August, 2015	Hong Kong	100% owned by Jinxin Technology Holding Company	Investment holding
Shanghai Mihe Information Technology Co., Ltd. (“Shanghai Mihe”)	November, 2015	PRC	100% owned by Namibox HK	Investment holding
Variable Interest Entities (the “VIEs”)
Shanghai Jinxin Network Technology Co., Ltd. (“Shanghai Jinxin”)	April, 2014	PRC	Contractual arrangements	Provision of digital textbook subscription services
Held directly by Shanghai Jinxing
Zhongjiao Enshi Education Technology (Shanghai) Co., Ltd. (“Zhongjiao Enshi”)	June, 2019	PRC	52% owned by Shanghai Jinxin	Provision of digital textbook subscription services
Shanghai Pindu Education Technology Co., Ltd. (“Shanghai Pindu”)	October, 2020	PRC	100% owned by Shanghai Jinxin	Provision of digital textbook subscription services
Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
Shanghai Mouding Education Technology Co., Ltd. (“Shanghai Mouding”)	May, 2021	PRC	100% owned by Shanghai Jinxin	Provision of digital textbook subscription services
Shanghai Jingche Network Technology Co., Ltd. (“Shanghai Jingche”)	October, 2022	PRC	100% owned by Shanghai Jinxin	Provision of digital textbook subscription services
Hainan Aixin Education Technology Limited (“Hainan Aixin”)	January, 2025	PRC	51% owned by Shanghai Jinxin	Provision of digital textbook subscription services

Schedule of Comparative VIE Financials

Comparative VIE financials, are set forth below:

	As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
Current assets	136,198	123,896	17,295
Non-current assets:	68,160	84,693	11,823
Total assets	204,358	208,589	29,118
Current liabilities:	72,837	88,057	12,292
Non-current liabilities:	4,659	3,407	476
Total liabilities	77,496	91,464	12,768
Net asset	126,862	117,125	16,350
	For the six months ended June 30,
	2024	2025	2025
	RMB	RMB	US$
Net income (loss)	35,940	(10,227)	(1,428)
Net cash provided by operating activities	17,520	18,887	2,637
Net cash used in investing activities	(59,992)	(55,949)	(7,810)
Net cash provided by (used in) financing activities	(142)	490	68

Schedule of Quantitative Metrics of the VIE

Quantitative Metrics of the VIE, Shanghai Jinxin are set forth below:

	As of June 30, 2025
	Parent company	WFOE (“Shanghai Mihe”)	Subsidiaries	Shanghai Jinxin and its subsidiaries (the VIEs)	Elimination of intercompany balances	Consolidated Financials	Consolidated Financials	% of the Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	US$	Financials
	A	B	C	D	E	F=A+B+C+D+E		G=D/F

Cash and cash equivalents	10,321	962	21,291	22,581	—	55,155	7,699	41%
Other current assets	—	178	6,068	101,315	(15,111)	92,450	12,906	110%
Intercompany receivable from subsidiaries	189,385	—	—	—	(189,385)	—	—	N/A
Intercompany receivable from WFOE	55,876	—	—	—	(55,876)	—	—	N/A
Investment in WFOE	—	—	157,599	—	(157,599)	—	—	N/A
Investment in subsidiaries	917	—	—	—	(917)	—	—	—
Other non-current assets	11,795	18	—	84,693	—	96,506	13,472	88%
Total assets	268,294	1,158	184,958	208,589	(418,888)	244,111	34,077	85%
Other current liabilities	9,256	6,226	111	88,057	(15,111)	88,539	12,360	99%
Intercompany payables to parent company	—	55,874	187,751	—	(243,625)	—	—	N/A
Non-current liabilities	—	—	—	3,407	—	3,407	476	100%
Total liabilities	9,256	62,100	187,862	91,464	(258,736)	91,946	12,836	99%
Total shareholders’ equity (deficit)	259,038	(60,942)	(2,904)	117,125	(160,152)	152,165	21,241	77%
Total liabilities and shareholders’ equity (deficit)	268,294	1,158	184,958	208,589	(418,888)	244,111	34,077	85%

Revenues	—	942	185	207,375	—	208,502	29,106	99%
Gross (loss) profit	(298)	175	184	30,912	—	30,973	4,324	100%
Total operating expenses	5,877	1,968	1,752	45,282	—	54,879	7,661	83%
Net income (loss)	(7,781)	(1,653)	(1,415)	(10,227)	—	(21,076)	(2,941)	49%
Total comprehensive income (loss)	(8,155)	(1,653)	44	(10,227)	—	(19,991)	(2,791)	51%

Net cash (used in) provided by operating activities	(2,856)	284	(748)	18,887	(1,350)	14,217	1,985	133%
Net cash used in investing activities	(917)	—	—	(55,949)	917	(55,949)	(7,810)	100%
Net cash provided by financing activities	3,041	—	917	490	(917)	3,531	492	14%
Effect of Exchange rate on cash	59	—	(639)	—	1,350	770	107	N/A
	As of June 30, 2024
	Parent company	WFOE (“Shanghai Mihe”)	Subsidiaries	Shanghai Jinxin and its subsidiaries (the VIEs)	Elimination of intercompany balances	Consolidated Financials	% of the Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	Financials
	A	B	C	D	E	F=A+B+C+D+E	G=D/F

Cash and cash equivalents	113	1,518	22,316	8,161	—	32,108	25%
Other current assets	—	32	9,323	114,104	(2,538)	120,921	94%
Intercompany receivable from subsidiaries	187,357	—	—	—	(187,357)	—	N/A
Intercompany receivable from WFOE	55,874	—	—	—	(55,874)	—	N/A
Investment in WFOE	—	—	156,790	—	(156,790)	—	N/A
Other non-current assets	713	52	—	43,112	(714)	43,163	100%
Total assets	244,057	1,602	188,429	165,377	(403,273)	196,192	84%
Other current liabilities	—	3,381	4,698	33,295	(3,252)	38,122	87%
Intercompany payables to parent company	—	55,874	187,357	—	(243,231)	—	N/A
Non-current liabilities	—	—	—	4,202	—	4,202	100%
Total liabilities		59,255	192,055	37,497	(246,483)	42,324	89%
Total mezzanine equity and shareholders’ equity (deficit)	244,057	(57,653)	(3,626)	127,880	(156,790)	153,868	83%
Total liabilities, mezzanine equity and shareholders’ equity (deficit)	244,057	1,602	188,429	165,377	(403,273)	196,192	84%

Revenues	—	—	—	197,948	—	197,948	100%
Gross (loss) profit	—	—	—	67,809	—	67,809	100%
Total operating income (expenses)	(20)	2,236	232	33,402	—	35,850	93%
Net income (loss)	1,232	(2,233)	(1,409)	35,940	—	33,530	107%
Total comprehensive income (loss)	1,232	(2,233)	(1,409)	35,940	—	33,530	107%

Net cash (used in) provided by operating activities	55	887	(1,352)	17,520	2,882	19,992	88%
Net cash used in investing activities	—	—	—	(59,992)	—	(59,992)	100%
Net cash provided by financing activities	—	—	—	(142)	(2,882)	(3,024)	5%